Founder Shares (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share	$ 25,000
Stock Issued During Period To Sponsor Par Value Per Share (in dollars per share)	$ 0.01159
Percentage Of Shares Owned By Sponsor		19.98%
Shares Owned By Sponsor (in shares)		1,875,000
Common Stock [Member]
Stock Issued During Period Shares To Sponsor (in shares)	2,156,250
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share	$ 216
Forfeiture of common stock by Sponsor on April 9, 2012 (in shares)		(281,250)
Underwriters Over Allotment Option Not Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		551,471
Clinton Group, Inc [Member] | Common Stock [Member]
Stock Issued During Period Shares To Affiliate		1,875,000
Stock Issued During Period To Affiliate Par Value Per Share		0.0115942
Criteria One [Member]
Percentage Of Founder Shares To Be Released To Sponsor		50.00%
Determination Criteria, Share Price (in dollar per share)		12.50
Criteria One [Member] | Underwriters Over Allotment Option Not Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		284,091
Criteria One [Member] | Underwriters Over Allotment Option Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		326,705
Criteria Two [Member]
Percentage Of Founder Shares To Be Released To Sponsor		50.00%
Determination Criteria, Share Price (in dollar per share)		15
Criteria Two [Member] | Underwriters Over Allotment Option Not Exercised In Full [Member]
Founder Shares Agreed To Be Forfeited (in shares)		267,380